Pensions - Year's pension costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Calculation Of This Years Pension Costs [Abstract]
Current service cost	$ 403	$ 329	$ 344
Financial costs	10	6	6
Pension costs for the year	$ 413	$ 335	$ 350